Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current Assets
Cash	$ 1,126,770	$ 1,329,389
Accounts receivable, net	4,944,938	4,209,125
Inventory	28,119	26,124
Due from related parties	426,529	326,324
Prepaid and other current assets	571,360	545,628
Total Current Assets	7,097,716	6,436,590
Property and equipment, net	473,534	401,021
Intangible asset	99,592	99,592
Goodwill	5,172,146	5,172,146
Deferred tax assets	454,704	440,135
Other asset	54,469
TOTAL ASSETS	13,352,161	12,549,484
Current Liabilities
Accounts payable	2,702,104	2,254,636
Accrued and other current liabilities	2,660,369	2,482,352
Due to related parties	26,613	26,613
Loans payable - net of discount of $11,250 and $0, respectively	251,215	94,342
Loans payable - related parties	243,759	235,949
Convertible note - net of discount of $31,284 and $0, respectively	253,476
Derivative liabilities	774,954	1,357,787
Total Current Liabilities	6,912,490	6,451,679
Loans payable, non-current	102,418	108,150
Employee benefits, non-current	159,344	154,238
TOTAL LIABILITIES	7,174,252	6,714,067
Stockholders' Equity
Common stock: 300,000,000 authorized; $0.001 par value 164,656,688 and 161,595,511 shares issued and outstanding, respectively	164,657	161,595
Additional paid in capital	31,791,446	31,136,120
Accumulated deficit	(25,081,525)	(24,504,395)
Accumulated other comprehensive loss	(31,226)	(33,557)
Equity attributed to stockholders of iQSTEL Inc.	6,843,383	6,759,794
Deficit attributable to noncontrolling interests	(665,474)	(924,377)
TOTAL STOCKHOLDERS' EQUITY	6,177,909	5,835,417
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	13,352,161	12,549,484
Preferred Class A [Member]
Stockholders' Equity
Preferred stock: 1,200,000 authorized; $0.001 par value	10	10
Preferred Class B [Member]
Stockholders' Equity
Preferred stock: 1,200,000 authorized; $0.001 par value	21	21
Preferred Class C [Member]
Stockholders' Equity
Preferred stock: 1,200,000 authorized; $0.001 par value